UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND

(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600

Denver, CO 80202

(Address of principal executive offices)(zip code)

Christopher J. Marsico

The Marsico Investment Fund

1200 17th Street, Suite 1600

Denver, CO 80202

(Name and address of agent for service)

Copies to:

Sander M. Bieber, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant's telephone number, including area code: (303) 454-5600

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments

The Marsico Investment Fund

Schedule of Investments

June 30, 2007 (Unaudited)

Marsico Focus Fund

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Number	Market	Percent
	of	Value	of Net
	Shares	in Dollars	Assets
COMMON STOCKS

Aerospace/Defense
General Dynamics Corporation	1,097,113	$85,816,179	1.83%
Lockheed Martin Corporation	1,603,360	150,924,277	3.22
		236,740,456	5.05

Agricultural Chemicals
Monsanto Company	2,207,998	149,128,185	3.18

Automotive - Cars/Light Trucks
Toyota Motor Corporation Spon. ADR	1,540,186	193,878,614	4.14

Beverages - Non-Alcoholic
PepsiCo, Inc.	2,105,853	136,564,567	2.91

Cable TV
Comcast Corporation – Cl. A*	7,374,038	207,357,949	4.43

Casino Hotels
Las Vegas Sands Corp.*	1,748,724	133,585,026	2.85
MGM MIRAGE*	1,617,563	133,416,596	2.85
Wynn Resorts Ltd.	1,633,932	146,547,361	3.13
		413,548,983	8.83

Commercial Banks - Non-US
Industrial and Commercial Bank of China – Cl. H	320,466,100	177,462,939	3.79

Computers
Apple, Inc.*	1,219,232	148,795,073	3.18

Electronic Components - Semiconductors
Intel Corporation	5,930,372	140,905,639	3.01

Finance - Investment Banker/Broker
The Goldman Sachs Group, Inc.	1,050,993	227,802,732	4.86
UBS AG	3,570,987	214,294,930	4.57
		442,097,662	9.43

Medical - Biomedical/Genetic
Genentech, Inc.*	2,333,418	176,546,406	3.77

Medical - Drugs
Schering-Plough Corporation	785,735	23,917,773	0.51

Medical - HMO
UnitedHealth Group, Inc.	7,535,791	385,380,352	8.23

Metal - Diversified
Freeport-McMoRan Copper & Gold, Inc.	846,694	70,123,197	1.50

Networking Products
Cisco Systems, Inc.*	5,321,171	148,194,612	3.16

Oil - Field Services
Schlumberger Ltd.	3,271,026	277,840,948	5.93

Oil Companies - Integrated
Petroleo Brasileiro S.A. ADR	1,186,673	143,907,835	3.07

REITs - Warehouse/Industrial
ProLogis	1,377,301	78,368,427	1.67

Retail - Building Products
Lowe's Companies, Inc.	5,125,498	157,301,534	3.36

Retail - Drug Stores
CVS/Caremark Corporation	3,741,052	136,361,345	2.91

Retail - Restaurants
McDonald's Corporation	3,786,451	192,200,253	4.10

Super-Regional Banks - U.S.
Wells Fargo & Company	2,617,295	92,050,265	1.96

Telephone - Integrated
AT&T, Inc.	4,738,483	196,647,045	4.20

Transportation - Rail
Burlington Northern Santa Fe Corporation	1,567,933	133,493,816	2.85

Web Portals/Internet Service Providers
Google, Inc. – Cl. A*	200,882	105,137,621	2.24

Total Common Stocks
(Cost $3,505,209,392)		4,563,951,496	97.41

LIMITED PARTNERSHIP INTEREST

Investment Management/Advisory Services
The Blackstone Group L.P.*	3,081,485	90,195,066	1.92

Total Limited Partnership Interest
(Cost $95,481,262)		90,195,066	1.92

SHORT-TERM INVESTMENTS

SSgA Prime Money Market Funds, 5.19%	17,167,689	17,167,689	0.37
SSgA Money Market Fund, 5.03%	1	1	0.00

Total Short-Term Investments
(Cost $17,167,690)		17,167,690	0.37

Total Investments
(Cost $3,617,858,344)		4,671,314,252	99.70
Cash and Other Assets Less Liabilities		13,881,712	0.30

NET ASSETS		$4,685,195,964	100.00%

*Non-income producing

See accompanying notes to Schedule of Investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Number	Market	Percent
	of	Value	of Net
	Shares	in Dollars	Assets
COMMON STOCKS

Aerospace/Defense
The Boeing Company	591,242	$56,853,831	1.99%
General Dynamics Corporation	1,095,705	85,706,045	3.00
Lockheed Martin Corporation	896,229	84,362,036	2.95
		226,921,912	7.94

Agricultural Chemicals
Monsanto Company	1,123,304	75,867,952	2.66

Automotive - Cars/Light Trucks
Toyota Motor Corporation Spon. ADR	675,979	85,092,237	2.98

Brewery
Heineken N.V. ADR	1,648,573	48,220,760	1.69

Cable TV
Comcast Corporation – Cl. A*	4,129,471	116,120,725	4.06

Casino Hotels
Las Vegas Sands Corp.*	851,582	65,052,349	2.28
MGM MIRAGE*	858,449	70,804,874	2.48
Station Casinos, Inc.	162,963	14,145,188	0.50
Wynn Resorts Ltd.	791,390	70,979,769	2.48
		220,982,180	7.74

Cellular Telecommunications
America Movil S.A. de C.V. ADR Ser. L	941,379	58,299,601	2.04
China Mobile Ltd.	4,495,500	48,351,692	1.69
		106,651,293	3.73

Commercial Banks - Non-US
China Merchants Bank Co., Ltd. – Cl. H	2,676,500	8,163,818	0.29
Industrial and Commercial Bank of China – Cl. H	115,923,000	64,194,111	2.25
		72,357,929	2.54

Commercial Services/Finance
Moody's Corporation	343,741	21,380,690	0.75

Computers
Apple, Inc.*	457,961	55,889,560	1.96

Data Processing/Management
MasterCard, Inc. – Cl. A	482,768	80,076,728	2.80

Electronic Components - Semiconductors
Intel Corporation	2,758,718	65,547,140	2.29

Finance - Investment Banker/Broker
The Goldman Sachs Group, Inc.	449,426	97,413,085	3.41
Lehman Brothers Holdings, Inc.	791,341	58,970,731	2.06
UBS AG	1,321,565	79,307,115	2.78
		235,690,931	8.25

Food - Miscellaneous/Diversified
Kraft Foods, Inc.	1,049,198	36,984,230	1.29

Industrial Gases
Air Products & Chemicals, Inc.	175,868	14,134,511	0.49
Praxair, Inc.	428,503	30,847,931	1.08
		44,982,442	1.57

Medical - Biomedical/Genetic
Genentech, Inc.*	1,300,961	98,430,709	3.45
Genzyme Corporation*	454,549	29,272,956	1.02
		127,703,665	4.47

Medical - Drugs
Schering-Plough Corporation	966,671	29,425,465	1.03

Medical - HMO
UnitedHealth Group, Inc.	3,829,424	195,836,743	6.85

Metal - Diversified
Freeport-McMoRan Copper & Gold, Inc.	415,596	34,419,661	1.20

Networking Products
Cisco Systems, Inc.*	2,394,869	66,697,102	2.33

Oil - Field Services
Baker Hughes, Inc.	163,605	13,764,089	0.48
Schlumberger Ltd.	786,626	66,816,012	2.34
		80,580,101	2.82

Oil Companies - Exploration & Equipment
Continental Resources, Inc.*	500,000	8,000,000	0.28

Oil Companies - Exploration & Production
Apache Corporation	93,847	7,656,977	0.27
Anadarko Petroleum Corporation	269,027	13,986,713	0.49
Devon Energy Corporation	175,024	13,702,629	0.48
		35,346,319	1.24

Oil Companies - Integrated
Marathon Oil Corporation	220,256	13,206,550	0.46

Oil Field Machinery & Equipment
Cameron International Corporation*	223,928	16,004,134	0.56

Real Estate Management/Services
CB Richard Ellis Group, Inc. – Cl. A*	242,588	8,854,462	0.31

Real Estate Operating/Development
The St. Joe Company	317,602	14,717,677	0.51

REITs - Mortgage
KKR Financial Corporation	222,815	5,550,322	0.19

Retail - Building Products
Lowe's Companies, Inc.	2,237,315	68,663,197	2.40

Retail - Drug Stores
CVS/Caremark Corporation	1,118,162	40,757,005	1.43

Retail - Regional Department Stores
Macy's, Inc.	439,047	17,465,290	0.61

Retail - Restaurants
McDonald's Corporation	1,825,994	92,687,455	3.24
Yum! Brands, Inc.	1,861,640	60,912,861	2.13
		153,600,316	5.37

Super-Regional Banks - U.S.
Wells Fargo & Company	1,581,680	55,627,686	1.95

Telephone - Integrated
AT&T, Inc.	1,258,687	52,235,511	1.83

Therapeutics
Amylin Pharmaceuticals, Inc.*	866,156	35,650,981	1.25

Transportation - Rail
Burlington Northern Santa Fe Corporation	940,492	80,073,489	2.80
Union Pacific Corporation	639,856	73,679,418	2.58
		153,752,907	5.38

Transportation - Services
FedEx Corporation	771,300	85,591,161	3.00

Web Portals/Internet Service Providers
Google, Inc. – Cl. A*	76,976	40,287,699	1.41

Total Common Stocks
(Cost $2,126,903,008)		2,832,740,663	99.13

SHORT-TERM INVESTMENTS

SSgA Prime Money Market Funds, 5.19%	30,495,281	30,495,281	1.07
SSgA Money Market Fund, 5.03%	1	1	0.00

Total Short-Term Investments
(Cost $30,495,282)		30,495,282	1.07

Total Investments
(Cost $2,157,398,290)		2,863,235,945	100.20
Liabilities Less Cash and Other Assets		(5,767,483)	(0.20)

NET ASSETS		$2,857,468,462	100.00%

*Non-income producing

See accompanying notes to Schedule of Investments.

Marsico 21st Century Fund

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Number	Market	Percent
	of	Value	of Net
	Shares	in Dollars	Assets
COMMON STOCKS

Aerospace/Defense - Equipment
DRS Technologies, Inc.	851,840	$48,784,877	2.37%

Agricultural Chemicals
Monsanto Company	469,679	31,722,120	1.54

Brewery
Heineken Holding N.V.	1,464,680	76,023,888	3.69

Building - Residential/Commercial
Cyrela Brazil Realty S/A	894,685	11,085,003	0.54

Building Products - Cement/Aggregates
Holcim Ltd.	723,211	78,626,624	3.82

Cable TV
Comcast Corporation – Cl. A*	1,814,512	51,024,077	2.48

Casino Hotels
Las Vegas Sands Corp.*	1,032,272	78,855,258	3.83
MGM MIRAGE*	493,773	40,726,397	1.98
Station Casinos, Inc.	240,196	20,849,013	1.01
Wynn Resorts Ltd.	434,256	38,948,421	1.89
		179,379,089	8.71

Commercial Banks - Non-US
Banco Itau Holding Financeria S.A. ADR	1,031,018	45,818,440	2.23
China Merchants Bank Co., Ltd. – Cl. H	6,744,500	20,571,967	1.00
Erste Bank der oesterreichischen Sparkassen AG	287,881	22,520,747	1.09
Industrial and Commercial Bank of China – Cl. H	44,182,000	24,466,449	1.19
		113,377,603	5.51

Commercial Services/Finance
Moody's Corporation	984,375	61,228,125	2.97

Computers
Apple, Inc.*	325,593	39,735,370	1.93
Palm, Inc.*	548,153	8,775,930	0.43
		48,511,300	2.36

Data Processing/Management
MasterCard, Inc. - Class A	756,303	125,447,978	6.09

Finance - Investment Banker/Broker
The Goldman Sachs Group, Inc.	126,549	27,429,496	1.33
Jefferies Group, Inc.	846,240	22,831,555	1.11
UBS AG	754,213	45,444,189	2.21
		95,705,240	4.65

Investment Management/Advisory Services
Oaktree Capital Management, LLC – Cl. A 144a*†	629,000	25,946,250	1.26

Medical - Biomedical/Genetic
Arena Pharmaceuticals, Inc.*	583,944	6,417,545	0.31
Genentech, Inc.*	553,783	41,899,222	2.04
		48,316,767	2.35

Medical - HMO
UnitedHealth Group, Inc.	938,687	48,004,453	2.33

Medical - Products
Accuray, Inc.*	362,238	8,034,439	0.39

Metal Processors & Fabricators
Precision Castparts Corp.	250,130	30,355,777	1.47

Miscellaneous Manufacturing
American Railcar Industries, Inc.	331,437	12,926,043	0.63

Networking Products
Infinera Corporation*	414,055	10,318,251	0.50

Non-Ferrous Metals
Grupo Mexico S.A. de C.V.	6,623,777	40,710,769	1.98

Oil - Field Services
Schlumberger Ltd.	748,467	63,574,787	3.09

Oil Companies - Integrated
Petroleo Brasileiro S.A. ADR	530,465	64,329,491	3.12

Paper & Related Products
Weyerhaeuser Company	510,589	40,300,790	1.96

Printing - Commercial
Consolidated Graphics, Inc.*	136,104	9,429,285	0.46

Real Estate Management/Services
CB Richard Ellis Group, Inc. – Cl. A*	668,606	24,404,119	1.19

Real Estate Operating/Development
The St. Joe Company	666,136	30,868,742	1.50

REITs - Mortgage
Redwood Trust, Inc.	149,650	7,240,067	0.35

REITs - Warehouse/Industrial
ProLogis	158,837	9,037,825	0.44

Rental - Auto/Equipment
Hertz Global Holdings, Inc.*	1,369,729	36,393,699	1.77

Resorts/Theme Parks
Vail Resorts, Inc.*	645,373	39,283,854	1.91

Retail - Discount
Costco Wholesale Corporation	1,042,043	60,980,356	2.96

Retail - Jewelry
Blue Nile, Inc.*	147,760	8,924,704	0.43

Retail - Major Department Store
Saks, Inc.	3,533,224	75,434,332	3.66

Retail - Restaurants
Chipotle Mexican Grill, Inc.*	176,571	15,057,975	0.73
McDonald's Corporation	740,110	37,567,984	1.82
		52,625,959	2.55

Super-Regional Banks - U.S.
Wells Fargo & Company	1,740,730	61,221,474	2.97

Therapeutics
Amylin Pharmaceuticals, Inc.*	1,333,130	54,871,631	2.67

Transportation - Rail
All America Latina Logistics Intermodal S/A	1,523,268	20,847,214	1.01

Web Portals/Internet Service Providers
Google, Inc. - Class A*	107,675	56,354,941	2.74

Total Common Stocks
(Cost $1,587,087,557)		1,861,651,943	90.42

SHORT-TERM INVESTMENTS

Federal Home Loan Mortgage Discount Notes 4.75%, 7/2/07	70,600,000	70,590,685	3.43
SSgA Prime Money Market Funds, 5.19%	92,352,423	92,352,423	4.48
SSgA Money Market Fund, 5.03%	92,312,540	92,312,540	4.48

Total Short-Term Investments
(Cost $255,255,648)		255,255,648	12.39

Total Investments
(Cost $1,842,343,205)		2,116,907,591	102.81
Liabilities Less Cash and Other Assets		(57,956,302)	(2.81)

NET ASSETS		$2,058,951,289	100.00%

*Non-income producing

† The security is valued at its fair value as determined in good faith by Marsico Capital Management, LLC, investment advisor to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

See accompanying notes to Schedule of Investments.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Number	Market	Percent
	of	Value	of Net
	Shares	in Dollars	Assets
COMMON STOCKS

Advertising Services
JC Decaux S.A.	343,759	$10,947,576	1.46%

Aerospace/Defense
MTU Aero Engines GmbH	2,198	142,868	0.02

Agricultural Chemicals
Syngenta AG	79,535	15,574,926	2.08

Airlines
Gol Linhas Aereas Inteligentes S.A. ADR	112,619	3,715,301	0.50

Automotive - Cars/Light Trucks
DaimlerChrysler AG	187,097	17,368,790	2.32
Toyota Motor Corporation	254,600	16,128,975	2.16
		33,497,765	4.48

Brewery
Formento Economico Mexicano, S.A. de C.V. ADR	221,604	8,713,469	1.16
Heineken N.V.	141,108	8,305,829	1.11
		17,019,298	2.27

Broadcast Services/Programming
Grupo Televisa, S.A. Spon. ADR	535,325	14,780,323	1.97

Building - Residential/Commercial
Gafisa S.A.	303,481	4,751,232	0.63

Building & Construction Products - Miscellaneous
Compagnie de Saint-Gobain	101,412	11,443,032	1.53

Building Products - Air & Heating
Daikin Industries, Ltd.	227,573	8,298,906	1.11

Building Products - Cement/Aggregates
Cemex S.A. de C.V. ADR	232,367	8,574,342	1.15
Holcim Ltd.	187,485	20,383,142	2.72
		28,957,484	3.87

Casino Hotels
Melco PBL Entertainment (Macau) Ltd. ADR*	763,108	9,584,636	1.28

Cellular Telecommunications
America Movil S.A. de C.V. ADR	187,000	11,580,910	1.55
China Mobile Ltd.	2,421,000	26,039,249	3.48
		37,620,159	5.03

Chemicals - Specialty
Lonza Group AG	128,855	11,878,079	1.59

Commercial Banks - Non-US
Erste Bank der oesterreichischen Sparkassen AG	140,374	10,981,369	1.47
ICICI Bank Ltd. Spon. ADR	160,573	7,892,163	1.05
Mitsui Trust Holdings, Inc.	1,002,000	8,740,288	1.17
Mizuho Financial Group, Inc.	598	4,142,895	0.55
Unibanco Holdings S.A. ADR	125,099	14,119,924	1.89
		45,876,639	6.13

Computer - Integrated Systems
Fujitsu Ltd.	258,000	1,902,652	0.25

Computers
Research In Motion, Ltd.*	87,201	17,439,328	2.33

Cosmetics & Toiletries
Beierdorf AG	58,094	4,154,665	0.56

Distribution/Wholesale
Esprit Holdings, Ltd.	962,000	12,204,625	1.63

Diversified Operations
China Merchants Holdings (International) Co., Ltd.	1,768,000	8,546,961	1.14

Electric - Integrated
Electricite de France	75,617	8,216,158	1.10

Electronic Components - Miscellaneous
Nippon Electric Glass Co., Ltd.	263,000	4,645,888	0.62

Electronic Components - Semiconductors
Samsung Electronics Co., Ltd.	7,700	4,717,432	0.63

Engineering/R&D Services
ABB Ltd.	427,713	9,734,279	1.30
Linde AG	33,800	4,082,883	0.55
		13,817,162	1.85

Finance - Investment Banker/Broker
Macquarie Bank, Ltd.	231,877	16,709,759	2.23
UBS AG	239,135	14,408,789	1.93
		31,118,548	4.16

Finance - Other Services
Man Group PLC	911,067	11,141,742	1.49

Food - Miscellaneous/Diversified
Nestle S.A.	30,359	11,581,903	1.55

Food - Retail
Tesco PLC	3,539,913	29,749,080	3.98

Hotels & Motels
Accor	244,821	21,776,505	2.91
Shangri-La Asia Ltd.	2,969,003	7,122,653	0.95
		28,899,158	3.86

Import/Export
Marubeni Corporation	1,671,000	13,775,147	1.84

Investment Management Companies
Macquarie Infrastructure Group	1,902,772	5,807,415	0.78

Medical - Drugs
Actelion Ltd.*	99,971	4,472,710	0.60
Chugai Pharmaceutical Co., Ltd.	625,000	11,243,655	1.50
CSL Ltd.	113,352	8,456,788	1.13
Roche Holdings AG	65,087	11,584,047	1.55
		35,757,200	4.78

Metal - Diversified
Rio Tinto PLC	211,774	16,274,835	2.17

Mortgage Banks
Northern Rock PLC	378,518	6,597,688	0.88

Multi-line Insurance
AXA	373,297	16,172,685	2.16

Oil - Field Services
Schlumberger Ltd.	229,714	19,511,907	2.61

Oil Companies - Exploration & Production
CNOOC Ltd.	9,068,800	10,275,932	1.37

Oil Companies - Integrated
Petroleo Brasileiro S.A. ADR	64,948	7,876,244	1.05

Real Estate Operating/Development
CapitalLand Ltd.	2,021,000	10,694,169	1.43
JHSF Participacoes S.A.	509,800	2,973,173	0.40
		13,667,342	1.83

Reinsurance
Swiss Reinsurance Company	117,027	10,720,689	1.43

Retail - Consumer Electronics
Yamada Denki Company Ltd.	96,100	10,052,938	1.34

Retail - Drug Stores
Shoppers Drug Mart Corporation	171,640	7,949,981	1.06

Rubber - Tires
Continental AG	205,700	29,076,566	3.89

Soap & Cleaning Preparations
Reckitt Benckiser PLC	201,197	11,050,052	1.48

Steel - Producers
POSCO	10,710	5,141,403	0.69

Telecom Services
Amdocs Ltd.*	110,187	4,387,646	0.59

Television
British Sky Broadcasting Group PLC	1,438,326	18,485,142	2.47

Transportation - Rail
Canadian National Railway Co.	138,676	7,062,769	0.94

Water
Veolia Environment	216,248	16,984,260	2.27

Total Common Stocks
(Cost $566,940,609)		708,851,367	94.73

SHORT-TERM INVESTMENTS

SSgA Prime Money Market Funds, 5.19%	33,214,303	33,214,303	4.44
SSgA Money Market Fund, 5.03%	2,317,238	2,317,238	0.31

Total Short-Term Investments
(Cost $35,531,541)		35,531,541	4.75

Total Investments
(Cost $602,472,150)		744,382,908	99.48
Cash and Other Assets Less Liabilities		3,918,524	0.52

NET ASSETS		$748,301,432	100.00%

*Non-income producing

See accompanying notes to Schedule of Investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities

Australia	$30,973,962	4.2%
Austria	10,981,369	1.5
Brazil	33,435,874	4.5
Canada	32,452,078	4.3
France	85,540,216	11.5
Germany	54,825,772	7.4
Hong Kong	73,774,055	9.9
India	7,892,163	1.1
Japan	78,931,344	10.6
Mexico	43,649,044	5.9
Netherlands	8,305,829	1.1
Singapore	10,694,170	1.4
South Korea	9,858,835	1.3
Switzerland	110,338,564	14.8
United Kingdom	93,298,539	12.5
United States[1]	59,431,094	8.0

Total	$744,382,908	100.0%

1 Includes short-term securities

Marsico Flexible Capital Fund

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Number	Market	Percent
	of	Value	of Net
	Shares	in Dollars	Assets
COMMON STOCKS

Airlines
Gol Linhas Aereas Inteligentes S.A. ADR	11,937	$393,802	1.61%

Airport Development/Maintenance
Macquarie Airports Management, Ltd.	347,455	1,190,073	4.87

Automotive - Cars/Light Trucks
DaimlerChrysler AG ORD	8,118	746,450	3.06

Brewery
Heineken N.V.	13,646	803,224	3.29

Building Products - Cement/Aggregates
Cemex S.A. de C.V. ADR	21,349	787,778	3.22

Cellular Telecommunications
China Mobile Ltd. ADR	19,505	1,051,320	4.30
NII Holdings, Inc.*	8,258	666,751	2.73
		1,718,071	7.03

Commercial Banks - Non-US
Banco Daycoval S/A*	90,000	808,087	3.31
Julius Baer Holdings Ltd.	11,238	808,694	3.31
		1,616,781	6.62

Computers
Palm, Inc.*	16,007	256,431	1.05

Electric - Integrated
Exelon Corporation	9,191	667,267	2.73

Electronic Components - Miscellaneous
Royal Philips Electronics N.V.	25,253	1,078,678	4.42

Fiduciary Banks
Mellon Financial Corporation	18,438	811,272	3.32

Finance - Investment Banker/Broker
UBS AG	13,368	802,214	3.28

Finance - Mortgage Loan/Banker
Fannie Mae	18,203	1,189,202	4.87

Food - Miscellaneous/Diversified
Kraft Foods, Inc.	14,989	528,362	2.16

Investment Management Companies
Macquarie Infrastructure Group	225,879	689,401	2.82

Investment Management/Advisory Services
Oaktree Capital Management, LLC - Class A 144a*†	22,000	907,500	3.71

Miscellaneous Manufacturing
Reddy Ice Holdings, Inc.	28,260	805,975	3.30

Non-Ferrous Metals
Grupo Mexico S.A. de C.V.	86,353	528,180	2.16

Oil & Gas – Drilling United States
Diamond Offshore Drilling, Inc.	5,258	534,002	2.19

Oil Companies - Integrated
Chevron Corporation	6,279	528,943	2.17

Paper & Related Products
Aracruz Celulose S.A. ADR	12,120	802,829	3.29

REITs - Diversified
Eurocastle Investment Ltd.	11,413	528,902	2.17

REITs - Mortgage
Redwood Trust, Inc.	16,263	786,804	3.22

REITs - Warehouse/Industrial
ProLogis	12,640	719,216	2.94

Rental - Auto/Equipment
Hertz Global Holdings, Inc.*	24,774	658,245	2.69

Retail - Discount
Costco Wholesale Corporation	13,659	799,325	3.27

Retail - Drug Stores
CVS/Caremark Corporation	25,383	925,210	3.79

Retail - Major Department Store
Saks, Inc.	24,716	527,687	2.16

Retail - Restaurants
Yum! Brands, Inc.	24,409	798,663	3.27

Savings and Loans/Thrifts - Central
Meta Financial Group, Inc.	10,589	400,158	1.64

Steel - Producers
ArcelorMittal ADR	12,346	770,390	3.15

Telephone - Integrated
AT&T, Inc.	16,266	675,039	2.76

Television
CBS Corporation – Cl. B	20,180	672,398	2.75

Total Common Stocks
(Cost $25,745,191)		25,648,472	104.98

SHORT-TERM INVESTMENTS

Federal Home Loan Mortgage Discount Notes 4.75%, 7/2/07	4,900,000	4,899,353	20.05
SSgA Prime Money Market Funds, 5.19%	1	1	0.00

Total Short-Term Investments
(Cost $4,899,354)		4,899,354	20.05

Total Investments
(Cost $30,644,545)		30,547,826	125.03
Liabilities less Cash and Other Assets		(6,114,884)	(25.03)

NET ASSETS		$24,432,942	100.00%

*Non-income producing

† The security is valued at its fair value as determined in good faith by Marsico Capital Management, LLC, investment advisor to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

See accompanying notes to Schedule of Investments.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

June 30, 2007 (Commencement of Operations)

(Unaudited)

Number	Market	Percent
of	Value	of Net
Shares	in Dollars	Assets

Cash and Other Assets less Liabilities	$100	100.00%

NET ASSETS	$100	100.00%

Notes to Schedule of Investments

Investment Valuation - A security traded on a recognized stock exchange is valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale is reported on the valuation date, the most current bid price will generally be used. All other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500 Index.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Values of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

At June 30, 2007 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

			International	Flexible
Focus	Growth	21st Century	Opportunities	Capital
Fund	Fund	Fund	Fund	Fund

Cost of Investments	$3,630,439,254	$2,153,357,763	$1,843,026,934	$604,101,826	$30,675,097

Gross Unrealized Appreciation	$1,052,689,280	$719,114,257	$295,920,900	$153,192,676	$141
Gross Unrealized Depreciation	(11,814,282)	(9,236,075)	(22,040,243)	(12,911,594)	(127,412)

Net Unrealized Appreciation on investments	$1,040,874,998	$709,878,182	$273,880,657	$140,281,082	$(127,271)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and foreign currency transactions.

The Global Fund commenced operations on June 30, 2007, and held no investments as of that date.

Item 2. Controls and Procedures

a)

The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter ended June 30, 2007 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

/s/ Thomas F. Marsico

Thomas F. Marsico

President

Date: August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Thomas F. Marsico

Thomas F. Marsico

President

Date: August 24, 2007

/s/ Christopher J. Marsico

Christopher J. Marsico

Vice President and Treasurer

Date: August 24, 2007